Annual Operating Expenses - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Nov. 08, 2023
VIP High Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.10%	[1]
Total annual operating expenses	0.82%	[1]
VIP High Income Portfolio - Service Class
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.16%
Acquired fund fees and expenses	0.10%	[1]
Total annual operating expenses	0.91%	[1]
VIP High Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.16%
Acquired fund fees and expenses	0.10%	[1]
Total annual operating expenses	1.06%	[1]

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.72%, 0.82%, and 0.97% for Initial Class, Service Class and Service Class 2, respectively.